Impairment charges - Summary of impairment charges (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charge		$ (1,243)	$ (3,487)	$ (132)
Impairment charges, Tax		128
Impairment charges, Non-controlling interests		0	1,506	3
Impairment charge, net amount		(1,115)	(1,658)	(104)
Impairment loss recognised in profit or loss		904	3,487	132
Impairment charges related to EAUs (pre-tax)		(368)	0	0
Impairment charges		(1,272)	(3,487)	(132)
Taxation (including related to EAUs)		157	323	25
Intangible assets
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charge		(4)	(1)	(2)
Property, plant and equipment
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charge		(900)	(3,486)	(130)
Investment in equity accounted units ("EAUs")
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charge			0	0
Aluminium | Pacific Aluminium
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charge		(489)	0
Impairment charges, Tax		17
Impairment charges, Non-controlling interests		0
Impairment charge, net amount		(472)
Aluminium | Pacific Aluminium | Investment in equity accounted units ("EAUs")
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charge		(339)
Aluminium | Sohar
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charge		(220)	0	0
Impairment charges, Tax		0
Impairment charges, Non-controlling interests		0
Impairment charge, net amount		(220)
Aluminium | Sohar | Investment in equity accounted units ("EAUs")
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss recognised in profit or loss	$ 220
Aluminium | ISAL
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charge		(93)	(109)	(123)
Impairment charges, Tax		(38)
Impairment charges, Non-controlling interests		0
Impairment charge, net amount		(131)
Aluminium | Yarwun Alumina Refinery
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charge		0	(1,138)	0
Impairment charges, Tax		0
Impairment charges, Non-controlling interests		0
Impairment charge, net amount		0
Impairment loss recognised in profit or loss			1,138
Copper & Diamonds | Diavik
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charge		(441)	0
Impairment charges, Tax		149
Impairment charges, Non-controlling interests		0
Impairment charge, net amount		(292)
Copper & Diamonds | Oyu Tolgoi
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charge		0	(2,240)	0
Impairment charges, Tax		0
Impairment charges, Non-controlling interests		0
Impairment charge, net amount		0
Energy & Minerals | Rossing
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charge		0	$ 0	$ (9)
Impairment charges, Tax		0
Impairment charges, Non-controlling interests		0
Impairment charge, net amount		$ 0